Summary of significant accounting policies - Schedule of quoted market prices to determine the fair value of an asset or liability (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Summary of significant accounting policies
Investment in equity investees	¥ 11,062,659	¥ 76,929,667
Fair value recurring
Summary of significant accounting policies
Investment in equity investees	11,062,659	76,929,667
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair value recurring
Summary of significant accounting policies
Investment in equity investees	¥ 11,062,659	¥ 76,929,667